Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
Note 23 - Subsequent Events

a.
On February 23, 2021, the Company issued additional Series C Debentures in a public offering in Israel in an aggregate principal amount of NIS 100,939 thousand (approximately €25,592 thousand based on the Euro /NIS exchange rate as of December 31, 2020). The gross proceeds from the offering were NIS 102,400 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 101,500 thousand (approximately €25,735 thousand based on the Euro /NIS exchange rate as of December 31, 2020).

b.
On February 23, 2021, the Company issued our new Series D Convertible Debentures in a public offering in Israel in the aggregate principal amount of NIS 62,000 thousand (approximately €15,720 thousand based on the Euro /NIS exchange rate as of December 31, 2020). The principal amount of the Series D Debentures is repayable in one installment on December 31, 2026. The Series D Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021 through December 31, 2026 (inclusive). The Series D Debentures are convertible into the Company’s ordinary shares, NIS 10.00 par value per share, at a conversion price of NIS 165 (approximately  € 41.8 based on the Euro /NIS exchange rate as of December 31, 2020), subject to adjustments upon customary terms. The Series D Debentures are not rated. The gross proceeds from the offering were approximately NIS 62,600 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 61,800 thousand (approximately €15,669 thousand based on the Euro /NIS exchange rate as of December 31, 2020).

c.
On February 28, 2021, the Company announced that it will fully repay the Series B Debentures and on March 18, 2021, the Series B Debentures were repaid in full. Pursuant to the terms of the deed of trust governing the Series B Debentures, the early repayment amount consisted of a principal payment in the amount of approximately NIS 86,300 million (approximately €21,500 million), accrued interest in the amount of approximately NIS 700 thousand (approximately €160 thousand) and a prepayment charge of approximately NIS 3,400 thousand (approximately €860 thousand), amounting to an aggregate repayment amount of approximately NIS 90,400 thousand (approximately €22,500 thousand).

d.
On February 11, 2021, the Manara PSP Project Finance reached financial closing. The Manara PSP Project Finance will be provided by a consortium of Israeli banks and institutional investors, arranged and led by Mizrahi-Tefahot Bank Ltd. The Manara PSP Project Finance is in the aggregate amount of NIS 1.18 billion (approximately €300 million based on the euro/NIS exchange rate as of December 31, 2020), and includes: (i) a Senior Secured Tranche at a fixed rate of interest for each drawdown, with base interest rate equal to the yield to maturity of Israeli treasury bonds with like duration of the loan drawdown, plus a spread of 3.25% per-annum during the Construction Period of the Project and a spread of 2.40% per-annum from the Actual Completion Date of the Project which proceeds the Commercial Operation Date of the Project. The Senior Secured Tranche is linked to the Israeli Consumer Price Index and is to be repaid over a period of 19.5 years from the commercial operation date; and (ii) a Subordinated Secured B Tranche at a floating rate of interest, with the base interest being the Bank of Israel rate, plus a spread of 4.35% per-annum during the Construction Period and a spread of 3.90% per-annum from the Actual Completion Date. The stated maturity of the Tranche B loan is one year less than the maturity of the Senior Secured Loan with a cash sweep mechanism that shortens its maturity to approximately 12 years from the Commercial Operation Date under the Base Case Financial Model.

e.
In connection with the Manara PSP Project Finance that occurred on February 2021, and based on the A.R.Z. Settlement Agreement, A.R.Z. was required to provide its indirect share of equity investment and financing to the Manara PSP. Due to the failure to provide the required funds, Ellomay Water Plants Holdings (2014) Ltd., the Company’s wholly-owned subsidiary that holds 75% of Ellomay PS, seized E.R.Z.’s holdings in Sheva Mizrakot (33%) and, as a result, the Company’s indirect holdings in the Manara PSP increased from 75% to 83.333% in January 2021.